UNITED STATES
			       SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001
Check here if Amendment [   ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Andrea Fitzgerald
Title:	Assistant Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		November 13, 2001

Report Type  (Check only one):

[ X ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$734,604

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101      321     8600 SH       SOLE                                       8600
                                                              1120    30000 SH       OTHER                                     30000
AMERICAN INTL                  COM              026874107    35488   454984 SH       SOLE                   178865            280419
                                                              6201    79509 SH       OTHER                                     79509
AUTOMATIC DATA                 COM              053015103    31471   669041 SH       SOLE                   276614            398327
                                                              7284   154867 SH       OTHER                                    154867
BANK OF NY                     COM              064057102    35107  1003070 SH       SOLE                   334041            676529
                                                             18234   520991 SH       OTHER                                    520991
BIOMET INC.                    COM              090613100    18779   642025 SH       SOLE                   311595            340280
                                                              2516    86029 SH       OTHER                                     86029
CINTAS CORP                    COM              172908105    28168   698966 SH       SOLE                   285423            421093
                                                              4119   102213 SH       OTHER                                    102213
COCA COLA                      COM              191216100    12666   270369 SH       SOLE                   147113            124406
                                                              1293    27611 SH       OTHER                                     27611
COLGATE                        COM              194162103    28721   493072 SH       SOLE                   200976            296696
                                                              3732    64080 SH       OTHER                                     64080
CONCORD EFS, Inc.              COM              206197105    16424   671060 SH       SOLE                   333020            349940
                                                              1659    67810 SH       OTHER                                     67810
COSTCO WHOLESALE CORP.         COM              22160k105    20496   576401 SH       SOLE                   290036            296115
                                                              2435    68500 SH       OTHER                                     68500
CVS CORP COM                   COM              126650100    19634   591415 SH       SOLE                   278159            319706
                                                              1862    56102 SH       OTHER                                     56102
EMC CORP                       COM              268648102    11349   965906 SH       SOLE                   434709            544197
                                                              2514   213980 SH       OTHER                                    213980
FASTENAL CO COM                COM              311900104    27502   482661 SH       SOLE                   194140            294221
                                                              2487    43660 SH       OTHER                                     43660
GENERAL ELECTRIC               COM              369604103    19726   530291 SH       SOLE                   280385            255706
                                                              4003   107608 SH       OTHER                                    107608
HARLEY DAVIDSON                COM              412822108    33016   815216 SH       SOLE                   299469            524197
                                                              4029    99492 SH       OTHER                                     99492
INTEL CORP.                    COM              458140100    23614  1155327 SH       SOLE                   456085            709592
                                                              6521   319063 SH       OTHER                                    319063
JOHNSON & J.                   COM              478160104    26643   480936 SH       SOLE                   209863            278323
                                                              5753   103862 SH       OTHER                                    103862
MEDTRONIC INC                  COM              585055106    23784   546778 SH       SOLE                   213652            338426
                                                              4609   105971 SH       OTHER                                    105971
MERCK & CO.                    COM              589331107    29788   447281 SH       SOLE                   177025            274906
                                                              6118    91866 SH       OTHER                                     91866
MGIC INVT CORP                 COM              552848103    30132   461165 SH       SOLE                   193660            273005
                                                              4675    71550 SH       OTHER                                     71550
MICROSOFT                      COM              594918104    36312   709648 SH       SOLE                   263277            453571
                                                             10279   200880 SH       OTHER                                    200880
MOLEX CLASS A                  COM              608554200    23770   978207 SH       SOLE                   433452            557005
                                                              3209   132089 SH       OTHER                                    132089
OMNICOM GROUP                  COM              681919106    18833   290190 SH       SOLE                   140629            153011
                                                              1859    28650 SH       OTHER                                     28650
PATTERSON DENTAL COMPANY       COM              703412106    27324   741318 SH       SOLE                   316773            435345
                                                              2971    80620 SH       OTHER                                     80620
ROBERT HALF INT'L              COM              770323103    15298   764546 SH       SOLE                   317621            460525
                                                              1493    74650 SH       OTHER                                     74650
STATE STREET CORP              COM              857477103    23158   508975 SH       SOLE                   227344            288831
                                                              3109    68351 SH       OTHER                                     68351
WATERS CORPORATION             COM              941848103     2657    74295 SH       SOLE                    53790             20505
                                                               309     8650 SH       OTHER                                      8650